SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Credit Losses for Accounts Receivable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Beginning balance	$ 77	$ 97	$ 63
Charged to general and administrative	85	31	34
Accounts receivable write-off	(77)	(51)
Ending Balance	$ 85	$ 77	$ 97